Supplemental Cash Flow Information - Additional Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Cash interest paid	$ 5.6	$ 20.2	$ 29.4